CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenue	¥ 18,742,196	$ 2,567,670	¥ 15,571,322	¥ 10,238,856
Cost of revenue	5,658,188	775,169	812,504	1,399,725
Gross profit	13,084,008	1,792,501	14,758,818	8,839,131
OPERATING EXPENSES
Selling expenses	534,630	73,244	452,966	329,401
General and administrative expenses	5,454,423	747,253	2,040,510	2,080,917
Research and development expenses	709,828	97,246	695,815	378,502
Total operating expenses	6,698,881	917,743	3,189,291	2,788,820
INCOME FROM OPERATIONS	6,385,127	874,758	11,569,527	6,050,311
OTHER INCOME (EXPENSES)
Interest income	17,933	2,457	2,286	101
Interest expenses	(108,090)	(14,808)	(65,315)	(11,725)
Other income / (loss), net	(142,477)	(19,519)	(393,278)	208,926
Total other income (expenses), net	(232,634)	(31,870)	(456,307)	197,302
INCOME BEFORE INCOME TAXES	6,152,493	842,888	11,113,220	6,247,613
INCOME TAX EXPENSE	545,711	74,762	1,551,288	887,382
NET INCOME	5,606,782	768,126	9,561,932	5,360,231
Less: net income attributable to non-controlling interest	(3,555)	(487)	(78,408)	(43,954)
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	5,603,227	767,639	9,483,524	5,316,277
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	418,491	57,333
TOTAL COMPREHENSIVE INCOME	6,025,273	825,459	9,561,932	5,360,231
Less: comprehensive income attributable to non-controlling interest	(3,555)	(487)	(78,408)	(43,954)
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	¥ 6,021,718	$ 824,972	¥ 9,483,524	¥ 5,316,277
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic | (per share)	¥ 0.23	$ 0.03	¥ 0.43	¥ 0.24
Diluted | (per share)	¥ 0.23	$ 0.03	¥ 0.43	¥ 0.24
Weighted average number of shares outstanding
Basic	24,535,471	24,535,471	22,235,471	22,235,471
Diluted	24,535,471	24,535,471	22,235,471	22,235,471
Third party
Revenue	¥ 18,742,196	$ 2,567,670	¥ 14,718,233	¥ 5,080,507
Related party
Revenue | ¥			¥ 853,089	¥ 5,158,349